Income taxes - Narrative (Details)	3 Months Ended			9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income taxes [Abstract]
Effective tax rate	104.40%	77.10%	68.60%	80.60%	70.00%